Note 5 - Right-of-use Assets and Lease Liabilities - Continuity of Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Opening balance	$ 292,679	$ 394,654
Less: lease payments	(143,428)	(134,280)
Interest expense	21,480	32,305
Total lease liabilities	170,731	292,679	$ 394,654
Less: current portion of lease liabilities	134,950	121,948
Long-term portion of lease liabilities	$ 35,781	$ 170,731